Business combinations	12 Months Ended
Mar. 29, 2026
Disclosure of detailed information about business combination [abstract]
Business combinations	Business combinations
Transactions during the year ended March 31, 2024
On November 1, 2023, a newly incorporated subsidiary of the Company, Paola Confectii Manufacturing Limited (“Paola Confectii”), acquired the business of Paola Confectii SRL, a luxury knitwear manufacturer for total cash consideration of $15.9m. This acquisition is expected to enhance product margins and supply control, while deepening in-house product expertise and capability.
Management determined that the assets and substantive processes comprised a business and therefore accounted for the transaction as a business combination under IFRS 3, Business Combinations using the acquisition method of accounting. Under the acquisition method, assets and liabilities of the acquiree are recorded at their fair values.
In connection with the business combination, subject to the controlling shareholders of Paola Confectii SRL ("PCML Vendors") remaining employees through November 1, 2025, a further amount was payable to the PCML Vendors if certain performance conditions are met based on financial results (“Earn-Out”). The estimated value is calculated as a pre-determined percentage of net equity value, determined as a multiple of EBITDA and EBITDA margin for the fiscal year ending March 30, 2025, subject to a floor, less net debt adjustments. As at March 29, 2026, the Company had paid out PCML Vendors in the amount of $24.5m. The Company recognized the amount payable to the PCML Vendors as a separate transaction that was not included in applying the acquisition method as the amount reflected remuneration for services to be performed conditional on employment until November 1, 2025. Therefore this amount was expensed over two years.
The Company incurred $0.8m in transaction related costs which are included in SG&A expenses in the consolidated statements of income and comprehensive income for the year ended March 31, 2024.